ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 90,453		¥ 144,921		$ 13,155
Allowance for doubtful accounts	(3,585)		(12,969)		(521)
Accounts receivable, net	86,868		131,952		$ 12,634
The movement in the allowance for doubtful accounts were as follows:
Balance at the beginning of the year	12,969	$ 1,886	57	¥ 1,781
Provisions for the year	1,303	189	14,840	1,066
Reversal of provisions from prior periods due to subsequent cash collection during the year	(709)	(103)	0	0
Amounts written off during the year	(9,989)	(1,453)	(1,928)	(2,790)
Foreign exchange gain or loss	11	2	0	0
Balance at the end of the year	¥ 3,585	$ 521	¥ 12,969	¥ 57